Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 2 TO
Entity Registrant Name	Codere Online Luxembourg, S.A.
Entity Central Index Key	0001866782
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false